Restructuring (Tables)	9 Months Ended
Sep. 30, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Nine Months Ended
	September 30, 2022	September 30, 2021
	(in thousands)
Restructuring charges	$32,890	$6,162
Net charge	$32,890	$6,162

Summary of details of movement in restructuring charges

	Nine Months Ended	Year ended
	September 30, 2022	December 31, 2021
	(in thousands)

Opening provision	$10,311	$4,676
Additional provisions	5,066	11,272
Utilization	(4,087)	(5,637)
Ending provision	$11,290	$10,311